Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING ACTIVITIES
Net loss	$ (15,877,514)	$ (7,474,514)	$ (10,618,809)
Share-based compensation included in product development costs, selling, general and administrative expense, professional fees and interest expense	11,531,440	2,867,049	5,770,180
Interest expense on lines of credit	1,731,665	1,644,027	1,596,667
Payment of lines of credit interest	(257,666)	(310,603)	(496,081)
Accrued interest, borrowing costs and interest accretion on loans payable	307,785	309,706	96,149
Non-cash imputed interest expenses	32,510	34,431	104,494
Write-off of accounts receivable	41,100
Unrealized foreign exchange	(74,458)	35,827
Loss on settlement of debt		139,000
Bonuses settled by issuance of shares			245,000
Changes in operating assets and liabilities:
Increase in accounts receivable		(41,100)
Decrease (increase) in inventory	137	(11,000)
Decrease (increase) in prepaid expenses	16,064	201,645	(151,366)
Increase in accounts payable and accrued liabilities	477,651	452,450	337,326
Increase in interest payable to related parties	328,186	314,073	324,586
Increase in interest payable	203,344	217,345	218,248
Net cash used in operating activities	(1,539,756)	(1,621,664)	(2,573,606)
FINANCING ACTIVITIES
Proceeds from promissory notes	1,087,492		649,708
Proceeds from lines of credit	427,839	794,454	727,986
Proceeds from exercise of warrants	6,000
Proceeds from sales of ordinary shares		744,655	25
Proceeds from loan payable			1,779,250
Repayment of promissory notes			(649,708)
Net cash provided by financing activities	1,521,331	1,539,109	2,507,261
Effect of foreign exchange on cash		(6,991)	99,051
Change in cash	(18,425)	(89,546)	32,706
Cash, beginning of year	59,082	148,628	115,922
Cash, end of year	$ 40,657	$ 59,082	$ 148,628